RISK MANAGEMENT	12 Months Ended
Mar. 31, 2019
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
14.	RISK MANAGEMENT

Concentrations of Credit Risk and Economic Dependence

Cash and cash equivalents include highly liquid investments with original terms to maturity of 90 days or less at the date of purchase. For all periods presented cash and cash equivalents consisted entirely of cash on deposit with Canadian and US banks.

The Company’s cash balances are maintained in various banks in Canada and the United States. Deposits held in banks in the United States are insured up to $
250,000
per depositor for each bank by the Federal Deposit Insurance Corporation. Deposits held in banks in Canada are insured up to $100,000 Canadian per depositor for each bank by The Canada Deposit Insurance Corporation, a federal crown corporation. Actual balances at times may exceed these limits.

Three of the Company’s customers accounted for 83.3%, 8.9% and 4.6% and 88.1%, 1.9% and 1.5%, of the Company’s gross accounts receivables as at March 31, 2019 and 2018, respectively,.